Offerings	Aug. 07, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Notes due 2028
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 750,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,575.00
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $25,000,000,000 aggregate principal amount of notes, with a maximum aggregate offering price of $24,917,350,000.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.500% Notes due 2028
Amount Registered | shares	1,250,000,000
Maximum Aggregate Offering Price	$ 1,248,225,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 172,379.87
Offering Note	See Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Notes due 2029
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Offering Note	See Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.625% Notes due 2029
Amount Registered | shares	2,000,000,000
Maximum Aggregate Offering Price	$ 1,993,960,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 275,365.88
Offering Note	See Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.875% Notes due 2031
Amount Registered | shares	3,500,000,000
Maximum Aggregate Offering Price	$ 3,482,150,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 480,884.92
Offering Note	See Note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.200% Notes due 2033
Amount Registered | shares	2,500,000,000
Maximum Aggregate Offering Price	$ 2,489,100,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 343,744.71
Offering Note	See Note 1.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.450% Notes due 2036
Amount Registered | shares	4,500,000,000
Maximum Aggregate Offering Price	$ 4,475,970,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 618,131.46
Offering Note	See Note 1.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.250% Notes due 2046
Amount Registered | shares	3,000,000,000
Maximum Aggregate Offering Price	$ 2,988,780,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 412,750.52
Offering Note	See Note 1.
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.375% Notes due 2056
Amount Registered | shares	4,500,000,000
Maximum Aggregate Offering Price	$ 4,498,740,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 621,275.99
Offering Note	See Note 1.
Offering: 10
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.500% Notes due 2066
Amount Registered | shares	2,500,000,000
Maximum Aggregate Offering Price	$ 2,490,425,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 343,927.69
Offering Note	See Note 1.